ACCOUNTS PAYABLE AND PROVISIONS	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND PROVISIONS
11.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2012	December 31, 2011
Trade payables	52.2	66.1
Accruals	83.8	69.1
Payroll and other compensation	21.2	25.7
Leave pay accrual	46.7	44.6
Other	2.5	4.8

	206.4	210.3